ACCRUALS AND OTHER PAYABLES - DETAILED INFORMATION (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	[1]	Jan. 01, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of detailed information of accruals and other payables [line items]
Advance received from disposal of assets classified as held for sale (Note 17)	¥ 587,123				¥ 0
Advances received from others	0				152,010
Other deposits received	213,056				226,453
Salary and welfare payables	203,791				178,427
Deposits received for construction projects	209,245				203,886
Other taxes payable	66,896				70,173
Amount received on behalf of Labour Union	96,523				73,463
Deposits received from ticketing agencies	32,448				34,298
Employee benefits obligations (Note 25)	28,389				30,745
Housing maintenance fund	15,741				15,740
Other payables	255,026				100,333
Total accruals and other payables	2,076,798	$ 302,058		¥ 1,327,769	1,463,231
GIDC [member]
Disclosure of detailed information of accruals and other payables [line items]
Payables to GIDC assumed by business combination	¥ 368,560				¥ 377,703

[1]	Translation of amounts from Renminbi (" RMB ") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6. 8755 , the certified exchange rates for December 31 , 201 8 as published by the Federal Reserve Board of the United States . No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31 , 201 8 or on any other date .